Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2022
Salary and benefit payable
Schedule Of Salary And Benefit Payable
	As of December 31,
	2021	2022
	RMB’000	RMB’000
Salary and benefit payable to employees	7,808	9,599
Consulting expenses payable to a shareholder’s representatives(1)	2,064	2,580
Total	9,872	12,179